Shareholders' equity - Restricted Share Unit Plan Transactions (Details) - Restricted share units	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance, January 1 (in units)	996,655	939,676
Granted (in units)	1,211,286	370,369
Redeemed (in units)	(153,857)	(290,098)
Forfeited (in units)	(130,726)	(23,292)
Balance, December 31 (in units)	1,923,358	996,655